BORROWINGS - Movement in Borrowings (Details)		6 Months Ended		12 Months Ended
	Jul. 20, 2023 EUR (€)	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)	Dec. 31, 2023 EUR (€)	Jun. 30, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
At January 1,		€ 1,868,000,000	€ 2,056,000,000	€ 2,056,000,000
Cash flows
Repayments of long-term borrowings		(4,000,000)	(5,000,000)	(53,000,000)
Net change in revolving credit facilities and short-term borrowings		0	€ 7,000,000	(83,000,000)
Lease repayments		(13,000,000)		(37,000,000)
Non-cash changes
Movement in accrued interest		0		(1,000,000)
Changes in leases and other loans		9,000,000		24,000,000
Deferred arrangement fees		2,000,000		4,000,000
Effects of changes in foreign exchange rates		33,000,000		(42,000,000)
At the end of the period		1,895,000,000		1,868,000,000
Nominal value		1,888,000,000
Amount drawn under credit facility		1,895,000,000		1,868,000,000
Sustainability-Linked Senior Notes Issued February 2021 Due 2029
Disclosure of detailed information about borrowings [line items]
At January 1,		452,000,000
Non-cash changes
At the end of the period		466,000,000		452,000,000
Nominal value		467,000,000			$ 500,000,000
Amount drawn under credit facility		€ 466,000,000		452,000,000
Nominal rate		3.75%
Sustainability-Link Senior Notes Issued June 2021 due 2029
Disclosure of detailed information about borrowings [line items]
At January 1,		€ 300,000,000
Non-cash changes
At the end of the period		301,000,000		300,000,000
Nominal value		300,000,000
Amount drawn under credit facility		€ 301,000,000		300,000,000
Nominal rate		3.125%
Senior Unsecured Notes due 2026
Disclosure of detailed information about borrowings [line items]
At January 1,		€ 230,000,000
Non-cash changes
At the end of the period	€ 300,000,000	238,000,000		230,000,000
Proceeds from issuance of long-term borrowings	50,000,000
Nominal value		234,000,000			$ 250,000,000
Amount drawn under credit facility	€ 300,000,000	€ 238,000,000		€ 230,000,000
Nominal rate	5.875%	5.875%